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                       WELLS FARGO NON-QUALIFIED SELECT(SM)
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                FILE NO. 33-63731

       SUPPLEMENT DATED JULY 13, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

The following fund expense and footnote information replaces the fund expense and footnote information for the Janus Aspen Mid Cap Growth, Janus Aspen Balanced, Janus Aspen Growth and Income, Janus Aspen International Growth, Janus Aspen Worldwide Growth and Janus Aspen Flexible Income Portfolios in the Annual Fund Operating Expenses table of your prospectus:

                                                              TOTAL ANNUAL FUND
                                                                  OPERATING
                                                                  EXPENSES
                                          12b-1                    (BEFORE                           TOTAL
                                      DISTRIBUTION             CONTRACTUAL FEE   CONTRACTUAL FEE    ANNUAL
                                         AND/OR                  WAIVERS OR         WAIVERS OR       FUND
                          MANAGEMENT   SERVICING     OTHER         EXPENSE           EXPENSE       OPERATING
                             FEES         FEES     EXPENSES    REIMBURSEMENTS)    REIMBURSEMENTS   EXPENSES
------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap          0.64%       0.25%       0.02%          0.91%              N/A           0.91%
Growth Portfolio:
Service Shares (7)

Janus Aspen Balanced         0.55%       0.25%       0.02%          0.82%              N/A           0.82%
Portfolio: Service
Shares (7)

Janus Aspen Growth and       0.62%       0.25%       0.20%          1.07%              N/A           1.07%
Income Portfolio:
Service Shares (7)

Janus Aspen                  0.64%       0.25%       0.11%          1.00%              N/A           1.00%
International Growth
Portfolio: Service
Shares (7)

Janus Aspen Worldwide        0.60%       0.25%       0.06%          0.91%              N/A           0.91%
Growth Portfolio:
Service Shares (7)

Janus Aspen Flexible         0.50%       0.25%       0.04%          0.79%            0.00%           0.79%
Income Portfolio:
Service Shares (7)(12)

(7) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum font-end sales charges permitted by the National Association of Securities Dealers, Inc.

(12) Janus Capital has contractually agreed to waive certain total fund operating expenses that would cap total fund operating expenses at 0.90% until at least May 1, 2006. Since the total fund operating expenses do not exceed 0.90%, the waiver has not been applied.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4334